Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 501	$ 71	¥ 33,346	¥ 82,504
Gross unrealized losses (impairment)	(168,759)	(23,769)	(287,005)	(351,380)
Net unrealized losses on equity securities held	(168,258)	(23,698)	(253,659)	(268,876)
Net realized gains on equity securities sold	6,117	862	32,536	67,105
Total net losses recognized in other income, net	¥ (162,141)	$ (22,836)	¥ (221,123)	¥ (201,771)